DEBT - Interest Expenses Reconciliation (FY) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Interest expense	$ 2,098,649	$ 2,558,877	$ 3,879,785	$ 6,463,533	$ 11,460,747	$ 7,382,610
Amortization of deferred financing costs					1,025,093	638,200
Loss on interest rate swaps	(90,600)	7,785	(517,719)	1,292,752	770,898	820,496
Accrued interest payable	55,180		55,180		45,636	22,282
Secured Debt
Debt Instrument [Line Items]
Interest expense	1,992,812	2,129,678	3,826,636	4,300,183	8,470,248	5,698,606
Amortization of deferred financing costs	103,383	139,600	214,426	258,631	937,564	601,658
Loss on interest rate swaps	(92,200)	70,985	(420,243)	1,395,697	1,172,781	843,174
Unsecured Debt
Debt Instrument [Line Items]
Interest expense	63,333	166,834	142,085	321,458	527,047	190,130
Amortization of deferred financing costs	$ 22,139	$ 42,876	$ 43,863	$ 75,336	128,171	36,542
Other loan fees					$ 224,936	$ 12,500